Commitments and Contingencies (FY)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11. Commitments and Contingencies
Leases
Our leases are as follows:
•
An April 2019 operating lease for approximately 9,949 square feet of office and laboratory space which commenced in April 2019 and terminated in March 2024. The lease was subject to fixed-rate rent escalations and provided for a term extension option, which was not reasonably certain of exercise. In May 2022, we entered into a sublease agreement with Crossbow Therapeutics, Inc. (“Crossbow”), to sublease the entirety of this space. The total rent due to us for the subleased premises over the term of the sublease was approximately $2.1 million, which is greater than the annual rent paid by us to the landlord for the leased premises over the same term. Rent expense associated with the April 2019 operating lease was recognized net of the lease income generated from the sublease agreement. Lease income was allocated to either research and development expense or general and administrative expense in the same manner as the associated rent expense was allocated. Crossbow was obligated to pay all real estate taxes and costs related to the subleased premises, including cost of operations, maintenance, repair, replacement, and property management. The sublease with Crossbow terminated in March 2024 concurrently with the termination of the lease.

•
A June 2021 operating lease for approximately 25,778 square feet of office and laboratory space, which commenced in May 2022 and terminates in May 2030. The lease is subject to fixed-rate rent escalations and provided for $5.7 million in tenant improvements, which we fully utilized, and a term extension option, which was not reasonably certain of exercise. We provided the landlord with a security deposit in the form of a letter of credit in the amount of $1.0 million upon signing. In May 2025, the letter of credit was reduced to $0.7 million in accordance with the terms of the lease. The balance of the letter of credit is included in restricted cash and cash equivalents as of December 31, 2025 and 2024.

The following table summarizes operating lease costs:

	Year Ended December 31,
	2025	2024
	(in thousands)
Operating lease costs	$1,565	$1,918
Variable lease costs	1,073	1,280
Sublease income	—	(398)
Total	$2,638	$2,800

Cash paid for amounts included in the measurement of lease liabilities were $2.3 million and $2.5 million for the years ended December 31, 2025 and 2024, respectively.
The following table summarizes the lease term and discount rate for operating leases:

	As of December 31,
	2025	2024
Weighted-average remaining lease term (years)	4.4	5.4
Weighted-average discount rate	8.0%	8.0%

As of December 31, 2025, the future minimum lease payments due under our lease for each of the next five years ended December 31, and thereafter are as follows (in thousands):

2026	$2,403
2027	2,471
2028	2,542
2029	2,614
2030	1,102
Total future minimum lease payments	11,132
Less: imputed interest	(1,697)
Total lease liability	$9,435

License Agreements
Harpoon License
In March 2018, we entered into an Assignment and License Agreement (the “Harpoon Agreement”) with Harpoon Therapeutics, Inc. (“Harpoon”), a clinical-stage immune-oncology company developing a novel class of T cell engagers to fight cancer and other diseases. Under the terms of the Harpoon Agreement, Harpoon granted us a license to use its intellectual property, solely to make, have made, use, sell, offer for sale and import covered products in the licensed field and Harpoon sold, assigned and transferred other specific patents to us (the “Harpoon License”).
On October 19, 2018, we entered into the First Amended and Restated Assignment and License Agreement with Harpoon, which amended certain terms of the original agreement, but did not change the terms of the license to us, patent assignments between the parties or payments due to Harpoon. Further, on December 20, 2019, the companies entered into the Second Amended and Restated Assignment and License Agreement, which also amended certain terms of the original agreement to expand the licenses and assignments for specific patents granted to us or by us to Harpoon. In exchange for these additional terms, Harpoon agreed to reimburse up to $75,000 of our legal costs. Additionally, we agreed to pay to Harpoon royalties on future net sales and pay minimum annual royalties of $250,000 upon achievement of our first commercial sale.
Under the terms of the Harpoon License, we paid an upfront fee of $500,000 in 2018 and are obligated to reimburse Harpoon for certain legal costs incurred by Harpoon. In addition, we are obligated to pay Harpoon royalties based on future net sales and have agreed to pay a minimum annual royalty payment at an amount in the low hundreds of thousands of dollars upon achievement of our first commercial sale. In 2018, we recorded the upfront fee as research and development expense upon payment as the intellectual property was acquired prior to regulatory approval and does not have an alternative future use. The royalty payments are contingent upon sales and, as such, the royalty payments made to Harpoon will be considered probable and estimable and treated as cost of sales when incurred. Accordingly, at the commencement of sales, we will account for the royalty payments as cost of sales equal to the greater of a percentage in the low-single digits of the net sales of the patent-covered products or a minimum annual royalty payment at an amount in the low hundreds of thousands of dollars. Any legal fees incurred in connection with the Harpoon Agreement will be expensed as incurred.
The Harpoon License will expire on a country-by-country basis upon the expiration of the last to expire patent or patent application included in the licensed patents within the applicable country. We have the right to terminate the Harpoon License upon 30 days prior written notice to Harpoon, and either party may terminate for a material breach if such breach is not cured within a specified number of days.
Adimab 2018 License
In March 2018, we entered into a Development and Option Agreement (the “Adimab Agreement”) with Adimab LLC (“Adimab”), a company specializing in antibody discovery, humanization and optimization. Under the terms of the Adimab Agreement, Adimab granted us the rights to initiate certain research initiatives on a specified number of targets. Adimab also granted us a license to certain Adimab core technologies, antibodies and products applicable to certain targets (“Adimab License”).
In August 2020, we entered into Amendment One to the Development and Option Agreement with Adimab, which extended the period of time for us to evaluate candidate antibodies in advance of electing to exercise the option to acquire exclusive rights to licensed antibodies (the “Evaluation Term”), but did not otherwise change the terms of the Adimab License. The Evaluation Term was then further extended in December 2020 by entering into Amendment Two to the Development and Option Agreement, through delivery of a non-refundable payment of $100,000 by us to Adimab, which was creditable toward the option fee. The non-refundable payment was recorded immediately as research and development expense in the consolidated statements of operations. In July 2021, we entered into the First Amended and Restated Development and Option Agreement with Adimab to extend the target selection time period and to allow for us to add additional antibody discovery programs to be covered under the agreement, but otherwise retaining all other material provisions of the Adimab License.
Under the terms of the Adimab License, we must pay both an upfront fee and final fee of $200,000 for all research programs. We must also pay Adimab milestone fees with respect to each research program ranging from $150,000 to $200,000 based on the achievement of technical milestones by Adimab for the applicable research program. In order to exercise any options in the Adimab Agreement, we must pay a $500,000 fee for each target option exercised.
For each target option exercised, we are also obligated to pay certain milestones ranging from $1.0 million to $4.0 million for certain clinical and commercialization achievements. Additionally, for licensed products sold during the applicable royalty term, we must pay Adimab royalties at percentages in the low-to-mid single digits.
The Adimab Agreement will expire upon the expiration of any options or if an option is exercised, on a country-by-country and licensed product-by-licensed product basis on the expiration of the last royalty term for a licensed product in the particular country. As of December 31, 2025, we have exercised the target option for one target covered under the Adimab Agreement. As of December 31, 2025, we have not made any payments for clinical or sales-based milestones or royalties pursuant to the Adimab Agreement.
Adimab 2022 Collaboration
In November 2022, we entered into a Collaboration Agreement (the “Adimab Collaboration Agreement”) with Adimab. Under the terms of the Adimab Collaboration Agreement, Adimab has agreed to provide us with services to help discover, generate, optimize and/or engineer specified proteins. In addition, Adimab will provide us with a license to certain Adimab core technologies, patents and products applicable to certain targets (“Adimab Collaboration License”), separate from those provided in the 2018 Adimab Agreement.
Under the terms of the Adimab Collaboration Agreement, we must pay Adimab milestone fees with respect to each research program ranging from $500,000 to $1.5 million based on the achievement of certain clinical milestones by us. The Adimab Collaboration Agreement provides us with an option to obtain any development and commercialization licenses from Adimab used in products. To exercise an option, we must pay a $500,000 fee for each product option exercised.
For each product sold, we are also obligated to pay certain milestones ranging from $1.0 million to $2.0 million based on the achievement of the first commercial sale in certain countries. Additionally, for licensed products sold during the applicable royalty term, we must pay Adimab royalties at percentages in the low-to-mid single digits.
The Adimab Collaboration Agreement will expire upon the expiration of any options or if an option is exercised, on a country-by-country and licensed product-by-licensed product basis on the expiration of the last royalty term for a licensed product in the particular country. As of December 31, 2025, we have not exercised any options and have not made any payments for clinical or sales-based milestones or royalties pursuant to the Adimab Collaboration Agreement.